Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2022
Summary Of Significant Accounting Policies
Consolidation principle

a)	Consolidation principle

The consolidated financial statements include the financial statements of the Company and its controlled subsidiaries: TRX Gold Tanzania Limited (“TRX Tanzania”), Tancan Mining Co. Limited (“Tancan”), and Buckreef Gold Company Ltd. (“Buckreef Gold”). Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

The consolidated financial statements of the Company include the assets, liabilities, expenses, and cash flows of the Company and its material subsidiaries, namely:

		Ownership interest as at August 31,
	Country of incorporation	2022	2021
TRX Tanzania	Tanzania	100%	100%
Tancan	Tanzania	100%	100%
Buckreef Gold	Tanzania	55%	55%

All inter-company transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Total comprehensive income within a subsidiary is attributed to the non-controlling interest even if it results in a negative balance.

Mineral properties – Construction in progress

b)	Mineral properties – Construction in progress

All expenditures undertaken in the development, construction, installation and/or completion of mine production facilities to extract, treat, gather, transport and store of minerals are capitalized and initially classified as “Construction in progress”. All expenditures related to the construction of a mine and obtaining access to the orebody are considered to be capital development and are capitalized. Expenses incurred after reaching the orebody are regarded as operating costs and are included in the cost of ore.

Upon the commencement of commercial production, all related assets included in “Construction in progress” are reclassified to “Mineral properties” or “Property, plant and equipment”. Determination of commencement of commercial production is a complex process and requires significant assumptions and estimates. The commencement of commercial production is defined as the date when the mine is capable of operating in the manner intended by management. The Company considers primarily the following factors, among others, when determining the commencement of commercial production:

•	All major capital expenditures to achieve a consistent level of production and desired capacity have been incurred;
•	A reasonable period of testing of the mine plant and equipment has been completed;
•	A predetermined percentage of design capacity of the mine and mill has been reached; and
•	Required production levels, grades and recoveries have been achieved.

Amendments to IAS 16, Property Plant and Equipment

The Company has early adopted amendments to IAS 16, Property Plant and Equipment as amended in 2020 and are effective for annual reporting periods beginning on or after January 1, 2022. The amendments prohibit the deduction from the cost of an item of property, plant and equipment any proceeds received from the sales of the items produced while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, the entity recognizes the proceeds from the sale of such items, and the cost of producing those items in the Consolidated Statements of income (Loss) and Comprehensive Income (Loss). There was no impact of this adoption to the comparative periods as these amendments are only applicable to assets accounted for under IAS 16.

Property, plant and equipment

c)	Property, plant and equipment

Property, plant and equipment (“PPE”) are stated at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

PPE are depreciated according to either the units-of-production method or on a straight-line basis over their expected useful life, according to the pattern in which the asset’s future economic benefits are expected to be consumed. Depreciation commences when the assets are considered available for use. Once PPE are considered available for use, they are measured at cost less accumulated depreciation and applicable impairment losses.

Where an item of plant and equipment comprises major components with different useful lives, the components are accounted for as separate items of plant and equipment. Expenditures incurred to replace a component of an item of property, plant and equipment that is accounted for separately, the major inspection and overhaul expenditures of replacement of such a component are capitalized.

Management annually reviews the estimated useful lives, residual values and depreciation methods of the Company’s building, plant and equipment and also when events and circumstances indicate that such a review should be undertaken. Changes to estimated useful lives, residual values or depreciation methods resulting from such reviews are accounted for prospectively.

The following table sets out the useful lives of certain assets depreciated using the straight-line basis:

Straight-line (years to depreciate)
Machinery and equipment	Over 5 to 8 years
Automotive	Over 5 years
Computer equipment	Over 3 years
Leasehold improvements	Over 5 years
Processing plant	Over 8 years

An item of PPE is derecognized upon disposal, when held for sale or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statement of income (loss) and comprehensive income (loss).

i) Construction-in-progress

Assets under construction are capitalized as construction-in-progress. The cost of construction-in-progress comprises of its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. Construction-in-progress assets are not depreciated until it is completed and available for use.

Costs incurred on properties in the development stage are included in the carrying amount of the development project in construction-in-progress. A property is classified as a development property when a mine plan has been prepared and a decision is made to commercially develop the property. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities for extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred from the time the development decision is made until when the asset is ready for its intended use are capitalized.

Proceeds from mineral sales prior to a mine being capable of operating at levels intended by management and is included in revenue from mining operation which is recognized in the consolidated statement of income (loss) and comprehensive income (loss).

ii) Deferred stripping costs

In open pit mining operations, it is necessary to remove overburden and other waste materials to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials to access ore from which minerals can be extracted economically is referred to as stripping. Stripping costs incurred in the production phase are accounted for as costs of the inventory produced during the period that the stripping costs are incurred, unless these costs are expected to provide a future economic benefit to an identifiable component of the ore body which will be extracted in the future. Components of the ore body are based on the distinct development phases identified by the mine planning engineers when determining the optimal development plan for the open pit.

Capitalized stripping costs are depleted on a units-of-production basis over the proven and probable reserves that become more accessible as a result of the stripping activity.

Decommissioning, restoration and similar liabilities (“Provision for reclamation”)

d)	Decommissioning, restoration and similar liabilities (“Provision for reclamation”)

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of mineral properties and PPE, when those obligations result from the acquisition, construction, development or normal operation of the Company’s assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement obligation is added to the carrying amount of the related asset and the cost is amortized as an expense over the economic life of the asset using the declining balance method. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the current market-based discount rate and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

Share based payments

e)	Share based payments

Share based payment transactions

The Company has a number of equity-settled share based compensation plans under which the Company issues equity instruments and makes cash payments for withholding taxes due once vested, based on the value of the underlying equity instrument of the Company.

Employees (including directors and senior executives) of the Company receive a portion of their remuneration in the form of share based payment transactions, whereby employees render services as consideration for equity instruments

In situations where equity instruments are issued and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share based payment.

The Company’s share based compensation plans are comprised of the following:

Stock Options

Share based compensation expense is recognized over the stock option vesting period based on the number of options estimated to vest. Management estimates the number of awards likely to vest at the time of a grant and at each reporting date up to the vesting date. On exercise of the vested options, shares are issued from treasury.

The fair value of stock options at the grant date is estimated using the Black-Scholes option pricing model. The fair value expense is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative expense which is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in share based payment reserve.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Restricted Share Units

Under the Company’s Long-Term Incentive Plan, selected employees and directors are granted Restricted Share Units (“RSU”) where each RSU has a value equal to one common share. RSUs generally vest in common shares of the Company and the after-tax value of the award is used to purchase common shares on the open market, depending on the terms of the grant. A RSU is measured at fair value on the grant date is recognized on a straight-line basis in share based compensation reserve over the vesting period, with a corresponding charge to compensation expense, as a component of general and administrative expenses and cost of sales, where applicable. RSUs are not remeasured subsequent to the initial grant date.

The effect of outstanding options is considered in the computation of earnings per share, if dilutive.

Taxation

f)	Taxation

Income tax expense represents the sum of current tax and deferred tax.

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the date of the statement of financial position.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences at the date of the statement of financial position between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

•	Where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•	In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

•	Where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•	In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the date of the statement of financial position and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the date of the statement of financial position and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the date of the statement of financial position.

Earnings (Loss) per share

g)	Earnings (Loss) per share

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding restricted stock units, share purchase warrants, convertible debt, and stock options, in the weighted average number of common shares outstanding during the year, if dilutive. Because the Company incurred net losses, the effect of the dilutive instruments would be anti-dilutive and therefore diluted loss per share equals basic loss per share.

Financial instruments

h)	Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through profit or loss (“FVTPL”), amortized cost, or fair value through other comprehensive income (“FVOCI”). The Company determines the classification of its financial assets at initial recognition.

Financial assets are classified at FVTPL if they do not meet the criteria to be classified at amortized cost or FVOCI. Gains or losses on these items are recognized in net earnings or loss.

i)	FVTPL

Financial assets are classified at FVTPL if they do not meet the criteria to be classified at amortized cost or FVOCI. Gains or losses on these items are recognized in net earnings or loss.

ii)	Amortized cost

Financial assets are classified at amortized cost if both of the following criteria are met and the financial assets are not designated as at FVTPL:(i) the object of the Company’s business model for these financial assets is to collect their contractual cash flows, and: (ii) the asset’s contractual cash flows represent “solely payments of principal and interest”. The Company’s other receivables are recorded at amortized cost as they meet the required criteria. A provision is recorded when the estimated recoverable amount of the financial asset is lower than the carrying amount. At each statement of financial position date, the Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. When sold or impaired, any accumulated fair value adjustments previously recognized are included in profit or loss.

iii)	FVOCI

For equity securities that are not held for trading, the Company can make an irrevocable election at initial recognition to classify the instruments at FVOCI, with all subsequent changes in fair value being recognized in other comprehensive income (“OCI”). This election is available for each separate investment. Under this new FVOCI category, fair value changes are recognized in OCI while dividends are recognized in profit or loss. On disposal of the investment, the cumulative fair value change remains in OCI and is not recycled to net earnings or loss.

iv)	Reclassifications

Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Company changes its business model for managing financial assets.

Derivative warrant liabilities

Share warrants (not including compensation warrants), are considered a derivative as they are not indexed solely to the entity’s own stock.

During the year ended August 31, 2021 the Company issued convertible debentures with detachable warrants for the Company’s common shares (Note 16). The warrants are classified as a derivative financial liability as they are potentially exercisable in cash or on a cashless basis resulting in a variable number of shares being issued. The warrants are initially recognized at fair value and subsequently measured at fair value with changes recognized through profit or loss.

The Company uses the Black-Scholes pricing model to estimate fair value at each exercise and period end date.

Agent warrants and warrants

Warrants issued to agents in connection with an equity financing are recorded at fair value and charged to share issue costs associated with the offering with an offsetting credit to warrants reserve in shareholders’ equity.

Warrants included in units offered to subscribers in connection with financings are valued using the residual value method whereby proceeds are first allocated to the fair value of the shares and the excess if any, allocated to the warrants.

Financial assets

Amounts payable and accrued liabilities are accounted for at amortized cost.

For financial liabilities designated at FVTPL, any impact on fair value due to changes in credit risk are presented in OCI. During the year, there was no impact on fair value due to changes in credit risk.

Transaction costs associated with financial instruments, carried at FVTPL, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability.

Impairment of non-financial assets

i)	Impairment of non-financial assets

At the date of the statement of financial position, the Company reviews the carrying amounts of its property, plant and equipment to determine whether there is an indication that those assets may be impaired. If any, the recoverable amount of the asset is estimated in order to determine the extent of the impairment. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of the asset (or cash-generating unit) is estimated to be less than the carrying amount, the carrying amount is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statement of comprehensive loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Cash and cash equivalents

j)	Cash and cash equivalents

Cash and cash equivalents in the consolidated statement of financial position comprise cash at banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into a known amount of cash.

Related party transactions

k)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are considered to be related if they are subject to common control or are controlled by parties that have significant influence over the entity. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount, being the amount agreed by the parties to the transaction.

Functional and presentation currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company and each of its subsidiaries is the US dollar. The presentation currency of the Company is the US dollar.

i) Transactions and balances

Foreign currency transactions are recorded at the rate of exchange existing on the transaction date. Foreign currency monetary assets and liabilities are translated at the rate of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognised in profit or loss.

Non-monetary items measured at historical cost continued to be carried at the exchange rates at the dates of the transactions. Non-monetary items measured at fair value are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation is treated in line with the recognition of the gain or loss on the change in fair value of such an item.

ii) Consolidated entities

The results and financial position of all the consolidated entities are translated into the presentation currency as follows:

•	Assets and liabilities are translated at the exchange rate on the date of the statement of financial position;
•	Income and expenses are translated at the average exchange rate in effect during the reporting period; and
•	All resulting exchange differences are recognized in accumulated other comprehensive income.

Inventory

l)	Inventory

Inventory classifications include stockpiled ore, gold in-circuit inventory, gold doré inventory and supplies. The value of all production inventories includes direct production costs and attributable overhead incurred to bring the materials to their current point in the processing cycle. General and administrative costs for the corporate office are not included in any inventories. All inventories are valued at the lower of cost and net realizable value, with net realizable value determined with reference to market prices, less estimated future production costs to convert inventories into saleable form. If carrying value exceeds net realizable value, a write-down is recognized. The write-down may be reversed in a subsequent period if the circumstances which caused the write-down no longer exists.

•	Stockpiled ore represents unprocessed ore that has been mined and is available for future processing. Stockpiled ore is measured by estimating the number of tonnes through physical surveys and contained ounces. Stockpiled ore value is based on the costs incurred, including depreciation and applicable mine-site overheads, in bringing the ore to the stockpile. Costs are added to the stockpiled ore based on current mining costs and are removed at the average costs per tonne of ore in the stockpile.

•	Gold in-circuit inventory represents material that is currently being processed to extract the contained gold into a saleable form. The amount of gold in-circuit is determined by assay values and by measure of the various gold bearing materials in the recovery process. The in-circuit gold is valued at the average of the beginning inventory and the costs of material fed into the processing stream plus in-circuit conversion costs including applicable mine-site overheads.

•	Gold doré inventory is saleable gold in the form of doré bars that have been poured. Included in the costs are the direct costs of mining and processing operations as well as direct mine site overheads.

•	Supplies inventories include equipment parts and other consumables required in the mining and ore processing activities and are valued at the lower of average cost and net realizable value.

Borrowing costs

m)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Revenue recognition

n)	Revenue recognition

The Company sells its gold or silver doré pursuant to sales contracts entered into with the buyer of the products.

Revenue consists of proceeds received and expected to be received for the Company’s principal products, gold and silver. Revenue is recognized when title to gold and silver passes to the buyer and when collectability is reasonably assured. Title passes to the buyer based on terms of the sales contract, usually upon delivery of the product to the buyer. Product pricing is determined under the sales agreements which are referenced against active and freely traded commodity markets, for example, the London Bullion Market for both gold and silver, in an identical form to the product sold. Gold and silver doré produced from the Buckreef mine is sold at the prevailing spot market price based on the London fix depending on the sales contract.

In addition to selling refined bullion at spot, the Company has doré purchase agreements in place with a financial institution. Under the agreements, the Company has the option to sell approximately 90% of the gold and silver contained in doré bars prior to the completion of refining by the third-party refiner. Revenue is recognized when the Company has provided irrevocable instructions to the refiner to transfer to the purchaser the refined ounces sold upon final processing outturn, and when payment of the purchase price for the purchased doré or bullion has been made in full by the purchaser. There is no judgement involved in revenue recognition as revenue is recognized when payment has been made by the purchaser and the product has been delivered.

Revenue from sales are recognized net of treatment and refining charges.

New accounting pronouncements

o)	New accounting pronouncements

New standards and amendments issued but not yet effective or adopted are described below:

i)	In May 2021, the IASB issued amendments to IAS 12, Income Taxes. The amendments to IAS 12 narrow the scope of the initial recognition exemption so that it no longer applies to transactions which give rise to equal amounts of taxable and deductible temporary differences. The Company is to recognize a deferred tax asset and deferred tax liability for temporary differences arising on initial recognition for certain transactions, including leases and reclamation provisions. The amendments to IAS 12 are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted.

ii)	IAS 1, Presentation of Financial Statements In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements, to clarify one of the requirements under the standard for classifying a liability as non-current in nature. The amendment includes:

•	Specifying that an entity’s right to defer settlement must exist at the end of the reporting period;
•	Clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement, and;
•	Clarifying how lending conditions affect classification; and – Clarifying if the settlement of a liability refers to the transfer of cash, equity instruments, other assets or services.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements prior to the effective date.